Unit-Based Compensation Plans (Activity of the awards granted to employees and non-employee directors) (Details) - ETP Unit-Based Compensation Plans [Member] - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unvested unit awards outstanding	9.5	7.2
Awards granted	3.8
Awards vested	(1.2)
Unvested awards as of December 31, 2015	$ 31.74
Awards granted	23.82	$ 23.47	$ 40.57
Awards vested	35.48
Awards forfeited	$ 32.26
Awards forfeited	$ (0.3)
Unvested awards as of December 31, 2016	$ 27.69	$ 31.74